(BULL LOGO)
Merrill Lynch Investment Managers


www.mlim.ml.com


Semi-Annual Report
November 30, 2002


Mercury
U.S. Small Cap
Growth Fund



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Mercury U.S. Small Cap Growth Fund
of Mercury Funds, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



PORTFOLIO INFORMATION


SECTOR REPRESENTATION

As a Percentage of Net Assets as of November 30, 2002


A pie chart illustrating the following portfolio information:


                                    Percent of
Industry                            Net Assets

Autos--Transportation                   3.3%

Technology                             17.7

Cash Equivalent                         3.4

Health Care                            20.5

Financial Services                     14.8

Consumer Discretionary                 21.5

Producer Durables                       6.3

Materials & Processing                  4.5

Consumer Staples                        3.0

Other Energy                            5.0




AS OF NOVEMBER 30, 2002


Ten Largest Equity                  Percent of
Holdings                            Net Assets

iShares Russell 2000 Growth
Index Fund                              2.7%

Integrated Circuit Systems, Inc.        2.0

Waste Connections, Inc.                 1.9

RenaissanceRe Holdings Ltd.             1.9

Fred's, Inc.                            1.8

Stericycle, Inc.                        1.7

The Gymboree Corporation                1.7

The Medicines Company                   1.6

FTI Consulting, Inc.                    1.6

UCBH Holdings, Inc.                     1.5



                                    Percent of
Five Largest Industries*            Net Assets

Computer Services, Software &
Systems                                 9.4%

Medical & Dental Instruments &
Supplies                                6.8

Services--Commercial                    6.2

Drugs & Pharmaceuticals                 5.9

Retail                                  5.2


*For Fund compliance puposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.



November 30, 2002, Mercury U.S. Small Cap Growth Fund



DEAR SHAREHOLDER


We are pleased to provide you with this semi-annual report to shareholders. The investment environment has remained very challenging during the six months ended November 30, 2002. During this period, the economy continued to grow but showed signs of faltering. Consumer spending, which represents the majority of economic activity, began to slow as the benefit of low interest rates on purchases of automobiles and housing faded. In addition, consumer sentiment deteriorated as Americans worried about stock market declines and a possible war with Iraq. Corporations continued to struggle with weak demand but managed to generate resumed profit growth as a result of aggressive cost reduction programs. Profit forecasts were reduced as companies reset overly optimistic projections. Current projections are for annualized gross domestic product growth of only 1.5% in the final quarter of 2002. In response to uneven economic reports, the Federal Reserve Board lowered short-term interest rates by .50% in October to a 41-year low of 1.25%.

Weakening economic growth and reduced corporate profit projections caused negative equity market returns during the six-month period ended November 30, 2002. The Fund's Class I, Class A, Class B and Class C Shares had total returns of -13.50%, -13.57%, -13.91% and -13.92%, respectively, for the six-month period. (Investment results shown do not include sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 5 - 7 of this report to shareholders.) The Fund outperformed relative to its primary benchmark, the unmanaged Russell 2000 Growth Index, which returned -17.06% for the six months ended November 30, 2002. The Fund underperformed the broader market as represented by the unmanaged Standard & Poor's 500 Index, which had a total return of -11.49% for the same six-month period. In general, large company stocks outperformed small company stocks and value stocks slightly outperformed growth stocks during the period.


Portfolio Matters
While absolute performance in the markets was difficult during the six months ended November 30, 2002, we were able to successfully gain relative performance compared to our benchmark. The Fund's outperformance was driven primarily by successful stock selection, especially in the consumer, technology and capital goods sectors of the market. Top-performing stocks included NetScreen Technologies, Inc. (network security), The Medicines Company (biotechnology), Dreyer's Grand Ice Cream, Inc. (an ice cream manufacturer acquired by Nestle S.A.), The Gymboree Corporation (children's apparel retailer), and PEC Solutions, Inc. (technology consulting for government agencies).

Our portfolio strategy has been defensive during the past year as falling corporate profits and price-to-earnings ratios took their toll on stock prices. Recently, however, we have begun adjusting our strategy to a more neutral position. This has involved increasing our technology exposure in the portfolio while reducing holdings in consumer oriented companies.



November 30, 2002, Mercury U.S. Small Cap Growth Fund



Investment Outlook
We have modest expectations for the pace of economic expansion in the near term. However, we look forward to a more pronounced cyclical recovery in 2003, which is likely to be accompanied by stronger earnings growth and rebounding equity markets. Meanwhile, we are optimistic about the prospects for small company growth shares at this time. When compared to larger companies, small cap companies are generating faster earnings growth, sell at reasonable valuations and tend to outperform following bear market lows.


In Conclusion
We thank you for your continued investment in Mercury U.S. Small Cap Growth Fund, and we look forward to serving your investment needs in the months and years ahead.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Ronald J. Zibelli Jr.)
Ronald J. Zibelli Jr.
Vice President and
Portfolio Manager



January 7, 2003



November 30, 2002, Mercury U.S. Small Cap Growth Fund



FUND PERFORMANCE DATA


ABOUT FUND PERFORMANCE


The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



November 30, 2002, Mercury U.S. Small Cap Growth Fund



FUND PERFORMANCE DATA (CONTINUED)


RECENT PERFORMANCE RESULTS


                                 6-Month        12-Month     Since Inception
As of November 30, 2002        Total Return   Total Return     Total Return

Class I*                          -13.50%        -17.36%        - 7.96%

Class A*                          -13.57         -17.53         - 8.64

Class B*                          -13.91         -18.16         -10.82

Class C*                          -13.92         -18.26         -10.88

Russell 2000 Growth Index**       -17.06         -20.43         -31.40


*Investment results shown do not reflect sales charges; results shown would be lower if sales charges were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 10/29/99.
**This unmanaged Index measures the performance of these Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Since inception total return is from 10/30/99.



November 30, 2002, Mercury U.S. Small Cap Growth Fund



FUND PERFORMANCE DATA (CONCLUDED)


AVERAGE ANNUAL TOTAL RETURN


                                         % Return        % Return
                                      Without Sales     With Sales
Class I Shares*                           Charge         Charge**

One Year Ended 11/30/02                   -17.36%        -21.70%
Inception (10/29/99) through 11/30/02     - 2.65         - 4.34

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                         % Return        % Return
                                      Without Sales     With Sales
Class A Shares*                           Charge         Charge**

One Year Ended 11/30/02                   -17.53%        -21.86%
Inception (10/29/99) through 11/30/02     - 2.88         - 4.57

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                         % Return        % Return
                                         Without           With
Class B Shares*                            CDSC           CDSC**

One Year Ended 11/30/02                   -18.16%        -21.44%
Inception (10/29/99) through 11/30/02     - 3.64         - 4.50

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                         Without           With
Class C Shares*                            CDSC           CDSC**

One Year Ended 11/30/02                   -18.26%        -19.08%
Inception (10/29/99) through 11/30/02     - 3.66         - 3.66

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**Assuming payment of applicable contingent deferred sales charge.



November 30, 2002, Mercury U.S. Small Cap Growth Fund


STATEMENT OF ASSETS AND
LIABILITIES

As of November 30, 2002

MERCURY U.S. SMALL CAP GROWTH FUND
Assets:
Investment in Mercury Master U.S. Small Cap Growth Portfolio, at value
  (identified cost--$177,979,281)                                                           $ 205,849,419
Prepaid registration fees                                                                          49,713
                                                                                            -------------
Total assets                                                                                  205,899,132
                                                                                            -------------

Liabilities:
Payables:
  Distributor                                                              $      87,370
  Administrator                                                                   30,867          118,237
                                                                           -------------
Accrued expenses                                                                                   65,634
                                                                                            -------------
Total liabilities                                                                                 183,871
                                                                                            -------------

Net Assets:
Net assets                                                                                  $ 205,715,261
                                                                                            =============

Net Assets Consist of:
Class I Shares of Common Stock, $.0001 par value,
  100,000,000 shares authorized                                                             $         601
Class A Shares of Common Stock, $.0001 par value,
  100,000,000 shares authorized                                                                       703
Class B Shares of Common Stock, $.0001 par value,
  100,000,000 shares authorized                                                                       772
Class C Shares of Common Stock, $.0001 par value,
  100,000,000 shares authorized                                                                       431
Paid-in capital in excess of par                                                              296,924,772
Accumulated investment loss--net                                           $ (1,602,087)
Accumulated realized capital losses on investments
  from the Portfolio--net                                                  (117,480,069)
Unrealized appreciation on investments from
  the Portfolio--net                                                          27,870,138
                                                                           -------------
Total accumulated losses--net                                                                (91,212,018)
                                                                                            -------------
Net assets                                                                                  $ 205,715,261
                                                                                            =============

Net Asset Value:
Class I--Based on net assets of $50,059,252 and
  6,009,025 shares outstanding                                                              $        8.33
                                                                                            =============
Class A--Based on net assets of $58,178,978 and
  7,028,731 shares outstanding                                                              $        8.28
                                                                                            =============
Class B--Based on net assets of $62,584,674 and
  7,718,844 shares outstanding                                                              $        8.11
                                                                                            =============
Class C--Based on net assets of $34,892,357 and
  4,307,012 shares outstanding                                                              $        8.10
                                                                                            =============

See Notes to Financial Statements.



November 30, 2002, Mercury U.S. Small Cap Growth Fund


STATEMENT OF OPERATIONS

For the Six Months Ended November 30, 2002

MERCURY U.S. SMALL CAP GROWTH FUND
Investment Loss from the Portfolio--Net:
Net investment income allocated from the Portfolio:
  Dividends (net of $774 foreign withholding tax)                                           $     228,037
  Interest                                                                                         83,375
  Securities lending--net                                                                          29,134
  Expenses                                                                                      (839,597)
                                                                                            -------------
Net investment loss from the Portfolio                                                          (499,051)
                                                                                            -------------

Expenses:
Account maintenance and distribution fees--Class B                         $     333,027
Administration fees                                                              205,123
Account maintenance and distribution fees--Class C                               184,407
Transfer agent fees--Class B                                                      73,662
Account maintenance fees--Class A                                                 69,037
Transfer agent fees--Class A                                                      51,811
Transfer agent fees--Class C                                                      43,806
Transfer agent fees--Class I                                                      43,537
Professional fees                                                                 33,332
Printing and shareholder reports                                                  30,952
Registration fees                                                                 28,872
Other                                                                              5,470
                                                                           -------------
Total expenses                                                                                  1,103,036
                                                                                            -------------
Investment loss--net                                                                          (1,602,087)
                                                                                            -------------

Realized & Unrealized Loss on Investments from the
Portfolio--Net:
Realized loss on investments from the Portfolio--net                                         (30,909,582)
Change in unrealized appreciation on investments from the Portfolio--net                        (996,075)
                                                                                            -------------
Total realized and unrealized loss on investments from the Portfolio--net                    (31,905,657)
                                                                                            -------------
Net Decrease in Net Assets Resulting from Operations                                        $(33,507,744)
                                                                                            =============

See Notes to Financial Statements.



November 30, 2002, Mercury U.S. Small Cap Growth Fund


STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY U.S. SMALL CAP GROWTH FUND

                                                                           For the Six         For the
                                                                           Months Ended       Year Ended
                                                                           November 30,        May 31,
Increase (Decrease) in Net Assets:                                             2002              2002
Operations:
Investment loss--net                                                       $ (1,602,087)    $ (4,096,795)
Realized loss on investments from the Portfolio--net                        (30,909,582)     (36,494,711)
Change in unrealized appreciation/depreciation on
  investments from the Portfolio--net                                          (996,075)       12,158,303
                                                                           -------------    -------------
Net decrease in net assets resulting from operations                        (33,507,744)     (28,433,203)
                                                                           -------------    -------------

Capital Share Transactions:
Net increase (decrease) in net assets derived from capital
  share transactions                                                         (1,650,883)       38,014,124
                                                                           -------------    -------------

Net Assets:
Total increase (decrease) in net assets                                     (35,158,627)        9,580,921
Beginning of period                                                          240,873,888      231,292,967
                                                                           -------------    -------------
End of period*                                                             $ 205,715,261    $ 240,873,888
                                                                           =============    =============

*Accumulated investment loss--net                                          $ (1,602,087)               --
                                                                           =============    =============

See Notes to Financial Statements.



November 30, 2002, Mercury U.S. Small Cap Growth Fund


FINANCIAL HIGHLIGHTS

MERCURY U.S. SMALL CAP GROWTH FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                         Class I
                                                                                               For the
                                                 For the Six                                    Period
                                                    Months                                     Oct. 29,
                                                    Ended                For the              1999++ to
                                                   Nov. 30,         Year Ended May 31,         May 31,
Increase (Decrease) in Net Asset Value:              2002           2002           2001           2000
Per Share Operating Performance:
Net asset value, beginning of period              $     9.63     $    10.63     $    13.14     $    10.00
                                                  ----------     ----------     ----------     ----------
Investment loss--net                              (.04)+++++     (.10)+++++     (.09)+++++          (.04)
Realized and unrealized gain (loss) on
  investments from the Portfolio--net                 (1.26)          (.90)         (1.04)           3.18
                                                  ----------     ----------     ----------     ----------
Total from investment operations                      (1.30)         (1.00)         (1.13)           3.14
                                                  ----------     ----------     ----------     ----------
Less distributions in excess of realized gain
  on investments from the Portfolio--net                  --             --         (1.38)             --
                                                  ----------     ----------     ----------     ----------
Net asset value, end of period                    $     8.33     $     9.63     $    10.63     $    13.14
                                                  ==========     ==========     ==========     ==========

Total Investment Return:**
Based on net asset value per share               (13.50%)+++        (9.41%)       (10.62%)      31.40%+++
                                                  ==========     ==========     ==========     ==========

Ratios to Average Net Assets:
Expenses++++                                          1.30%*          1.29%          1.20%         1.23%*
                                                  ==========     ==========     ==========     ==========
Investment loss--net                                 (.97%)*         (.97%)         (.74%)        (.63%)*
                                                  ==========     ==========     ==========     ==========

Supplemental Data:
Net assets, end of period (in thousands)          $   50,059     $   49,497     $   28,301     $   27,417
                                                  ==========     ==========     ==========     ==========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Includes the Fund's share of the Portfolio's allocated expenses.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.



November 30, 2002, Mercury U.S. Small Cap Growth Fund


FINANCIAL HIGHLIGHTS (CONTINUED)

MERCURY U.S. SMALL CAP GROWTH FUND

The following per share data and ratios have been derived from information provided in the financial statements.


                                                                         Class A
                                                                                               For the
                                                 For the Six                                    Period
                                                    Months                                     Oct. 29,
                                                    Ended                For the              1999++ to
                                                   Nov. 30,         Year Ended May 31,         May 31,
Increase (Decrease) in Net Asset Value:              2002           2002           2001           2000
Per Share Operating Performance:
Net asset value, beginning of period              $     9.58     $    10.60     $    13.12     $    10.00
                                                  ----------     ----------     ----------     ----------
Investment loss--net                              (.05)+++++     (.13)+++++     (.12)+++++          (.07)
Realized and unrealized gain (loss) on
  investments from the Portfolio--net                 (1.25)          (.89)         (1.04)           3.19
                                                  ----------     ----------     ----------     ----------
Total from investment operations                      (1.30)         (1.02)         (1.16)           3.12
                                                  ----------     ----------     ----------     ----------
Less distributions in excess of realized gain
  on investments from the Portfolio--net                  --             --         (1.36)             --
                                                  ----------     ----------     ----------     ----------
Net asset value, end of period                    $     8.28     $     9.58     $    10.60     $    13.12
                                                  ==========     ==========     ==========     ==========

Total Investment Return:**
Based on net asset value per share               (13.57%)+++        (9.62%)       (10.86%)      31.20%+++
                                                  ==========     ==========     ==========     ==========

Ratios to Average Net Assets:
Expenses++++                                          1.55%*          1.54%          1.45%         1.49%*
                                                  ==========     ==========     ==========     ==========
Investment loss--net                                (1.22%)*        (1.22%)         (.99%)        (.83%)*
                                                  ==========     ==========     ==========     ==========

Supplemental Data:
Net assets, end of period (in thousands)          $   58,179     $   59,574     $   23,095     $   28,396
                                                  ==========     ==========     ==========     ==========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Includes the Fund's share of the Portfolio's allocated expenses.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.



November 30, 2002, Mercury U.S. Small Cap Growth Fund


FINANCIAL HIGHLIGHTS (CONTINUED)

MERCURY U.S. SMALL CAP GROWTH FUND

The following per share data and ratios have been derived from information provided in the financial statements.


                                                                         Class B
                                                                                               For the
                                                 For the Six                                    Period
                                                    Months                                     Oct. 29,
                                                    Ended                For the              1999++ to
                                                   Nov. 30,         Year Ended May 31,         May 31,
Increase (Decrease) in Net Asset Value:              2002           2002           2001           2000
Per Share Operating Performance:
Net asset value, beginning of period              $     9.42     $    10.51     $    13.06     $    10.00
                                                  ----------     ----------     ----------     ----------
Investment loss--net                              (.08)+++++     (.20)+++++     (.22)+++++          (.12)
Realized and unrealized gain (loss) on
  investments from the Portfolio--net                 (1.23)          (.89)         (1.02)           3.18
                                                  ----------     ----------     ----------     ----------
Total from investment operations                      (1.31)         (1.09)         (1.24)           3.06
                                                  ----------     ----------     ----------     ----------
Less distributions in excess of realized gain
  on investments from the Portfolio--net                  --             --         (1.31)             --
                                                  ----------     ----------     ----------     ----------
Net asset value, end of period                    $     8.11     $     9.42     $    10.51     $    13.06
                                                  ==========     ==========     ==========     ==========

Total Investment Return:**
Based on net asset value per share               (13.91%)+++       (10.37%)       (11.50%)      30.60%+++
                                                  ==========     ==========     ==========     ==========

Ratios to Average Net Assets:
Expenses++++                                          2.34%*          2.30%          2.22%         2.25%*
                                                  ==========     ==========     ==========     ==========
Investment loss--net                                (2.01%)*        (1.98%)        (1.76%)       (1.62%)*
                                                  ==========     ==========     ==========     ==========

Supplemental Data:
Net assets, end of period (in thousands)          $   62,585     $   85,096     $  115,296     $  128,607
                                                  ==========     ==========     ==========     ==========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Includes the Fund's share of the Portfolio's allocated expenses.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.



November 30, 2002, Mercury U.S. Small Cap Growth Fund


FINANCIAL HIGHLIGHTS (CONCLUDED)

MERCURY U.S. SMALL CAP GROWTH FUND

The following per share data and ratios have been derived from information provided in the financial statements.


                                                                         Class C
                                                                                               For the
                                                 For the Six                                    Period
                                                    Months                                     Oct. 29,
                                                    Ended                For the              1999++ to
                                                   Nov. 30,         Year Ended May 31,         May 31,
Increase (Decrease) in Net Asset Value:              2002           2002           2001           2000
Per Share Operating Performance:
Net asset value, beginning of period              $     9.41     $    10.50     $    13.06     $    10.00
                                                  ----------     ----------     ----------     ----------
Investment loss--net                              (.08)+++++     (.20)+++++     (.22)+++++          (.11)
Realized and unrealized gain (loss) on
  investments from the Portfolio--net                 (1.23)          (.89)         (1.03)           3.17
                                                  ----------     ----------     ----------     ----------
Total from investment operations                      (1.31)         (1.09)         (1.25)           3.06
                                                  ----------     ----------     ----------     ----------
Less distributions in excess of realized gain
  on investments from the Portfolio--net                  --             --         (1.31)             --
                                                  ----------     ----------     ----------     ----------
Net asset value, end of period                    $     8.10     $     9.41     $    10.50     $    13.06
                                                  ==========     ==========     ==========     ==========

Total Investment Return:**
Based on net asset value per share               (13.92%)+++       (10.38%)       (11.54%)      30.60%+++
                                                  ==========     ==========     ==========     ==========

Ratios to Average Net Assets:
Expenses++++                                          2.35%*          2.31%          2.23%         2.25%*
                                                  ==========     ==========     ==========     ==========
Investment loss--net                                (2.02%)*        (1.99%)        (1.77%)       (1.64%)*
                                                  ==========     ==========     ==========     ==========

Supplemental Data:
Net assets, end of period (in thousands)          $   34,892     $   46,707     $   64,601     $   70,771
                                                  ==========     ==========     ==========     ==========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Includes the Fund's share of the Portfolio's allocated expenses.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.



November 30, 2002, Mercury U.S. Small Cap Growth Fund



NOTES TO FINANCIAL STATEMENTS


MERCURY U.S. SMALL CAP GROWTH FUND

1. Significant Accounting Policies:
Mercury U.S. Small Cap Growth Fund (the "Fund") is a part of Mercury Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Mercury Master U.S. Small Cap Growth Portfolio (the "Portfolio") of Mercury Master Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at November 30, 2002 was approximately 100%. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which is included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.



November 30, 2002, Mercury U.S. Small Cap Growth Fund



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Portfolio are accounted for on a trade date basis.


2. Transactions with Affiliates:
The Corporation has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .20% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Corporation has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                               Account          Distribution
                           Maintenance Fee          Fee

Class A                          .25%                 --
Class B                          .25%               .75%
Class C                          .25%               .75%


Pursuant to a sub-agreement with the Distributor, selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.



November 30, 2002, Mercury U.S. Small Cap Growth Fund



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


For the six months ended November 30, 2002, FAMD earned underwriting discounts and Merrill Lynch, Pierce, Fenner & Smith Incorporated
("MLPF&S"), a subsidiary of ML & Co., earned dealer concessions on sales of the Fund's Class I and Class A Shares as follows:


                                 FAMD               MLPF&S

Class I                           $ 2               $ 31
Class A                           $38               $793



For the six months ended November 30, 2002, MLPF&S received contingent deferred sales charges of $249,788 and $4,416 relating to transactions in Class B and Class C Shares, respectively.
Furthermore, MLPF&S received contingent deferred sales charges of $205 relating to transactions subject to front-end sales charge waivers in Class A Shares.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Corporation are officers and/or directors or trustees of the Trust, FAM, PSI, FAMD, FDS, and/or ML & Co.


3. Investments:
Increases and decreases in the Fund's investment in the Portfolio for the six months ended November 30, 2002 were $15,230,566 and $18,111,544, respectively.


4. Capital Share Transactions:
Net increase (decrease) in net assets derived from capital share transactions was $(1,650,883) and $38,014,124 for the six months ended November 30, 2002 and for the year ended May 31, 2002, respectively.

Transactions in capital shares for each class were as follows:


Class I Shares for the Six Months
Ended November 30, 2002                  Shares      Dollar Amount

Shares sold                            1,690,761     $   13,763,464
Shares redeemed                        (822,212)        (6,718,218)
                                  --------------     --------------
Net increase                             868,549     $    7,045,246
                                  ==============     ==============



November 30, 2002, Mercury U.S. Small Cap Growth Fund



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


Class I Shares for the Year
Ended May 31, 2002                       Shares      Dollar Amount

Shares sold                            3,927,609     $   40,003,015
Shares redeemed                      (1,448,581)       (14,842,749)
                                  --------------     --------------
Net increase                           2,479,028     $   25,160,266
                                  ==============     ==============



Class A Shares for the Six Months
Ended November 30, 2002                  Shares      Dollar Amount

Shares sold                            2,972,676     $   24,605,449
Automatic conversion of shares               533              4,947
                                  --------------     --------------
Total issued                           2,973,209         24,610,396
Shares redeemed                      (2,163,631)       (17,591,982)
                                  --------------     --------------
Net increase                             809,578     $    7,018,414
                                  ==============     ==============



Class A Shares for the Year
Ended May 31, 2002                       Shares      Dollar Amount

Shares sold                            5,705,026     $   60,509,956
Shares redeemed                      (1,663,786)       (16,755,810)
                                  --------------     --------------
Net increase                           4,041,240     $   43,754,146
                                  ==============     ==============



Class B Shares for the Six Months
Ended November 30, 2002                  Shares      Dollar Amount

Shares sold                              139,828     $    1,121,809
Shares redeemed                      (1,454,001)       (11,619,437)
Automatic conversion of shares             (541)            (4,947)
                                  --------------     --------------
Net decrease                         (1,314,714)     $ (10,502,575)
                                  ==============     ==============



Class B Shares for the Year
Ended May 31, 2002                       Shares      Dollar Amount

Shares sold                              764,083     $    7,708,015
Shares redeemed                      (2,699,783)       (26,829,444)
                                  --------------     --------------
Net decrease                         (1,935,700)     $ (19,121,429)
                                  ==============     ==============




November 30, 2002, Mercury U.S. Small Cap Growth Fund



NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)



Class C Shares for the Six Months
Ended November 30, 2002                  Shares      Dollar Amount

Shares sold                              206,427     $    1,702,942
Shares redeemed                        (861,420)        (6,914,910)
                                  --------------     --------------
Net decrease                           (654,993)     $  (5,211,968)
                                  ==============     ==============



Class C Shares for the Year
Ended May 31, 2002                       Shares      Dollar Amount

Shares sold                              744,257     $    7,475,473
Shares redeemed                      (1,932,310)       (19,254,332)
                                  --------------     --------------
Net decrease                         (1,188,053)     $ (11,778,859)
                                  ==============     ==============


5. Capital Loss Carryforward:
On May 31, 2002, the Fund had a net capital loss carryforward of $70,283,370, of which $10,850,801 expires in 2009 and $59,432,569 expires in 2010. This amount will be available to offset like amounts of any future taxable gains.



November 30, 2002, Mercury U.S. Small Cap Growth Fund


SCHEDULE OF INVESTMENTS

MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO

                                                                                       In U.S. Dollars
                   Shares                                                                      Percent of
Industry+++         Held                     Common Stocks                            Value    Net Assets
Aerospace &        116,300   ++MTC Technologies, Inc.                              $  2,529,525      1.2%
Defense             59,200   ++Veridian Corporation                                   1,243,200       0.6
                                                                                   ------------     -----
                                                                                      3,772,725       1.8

Auto Trucks &       84,400   ++Gentex Corporation                                     2,532,000       1.2
Parts

Banks               86,900   Investors Financial Services                             3,034,548       1.5
                    26,900   ++Southwest Bancorporation of
                             Texas, Inc.                                                766,650       0.4
                    76,000   UCBH Holdings, Inc.                                      3,148,680       1.5
                    34,400   Wintrust Financial Corporation                           1,038,536       0.5
                                                                                   ------------     -----
                                                                                      7,988,414       3.9

Biotechnology       35,100   ++Cephalon, Inc.                                         1,915,056       0.9
Research &          94,300   ++Martek Biosciences Corporation                         2,178,330       1.1
Production          34,200   ++Trimeris, Inc.                                         1,643,310       0.8
                                                                                   ------------     -----
                                                                                      5,736,696       2.8

Casinos &          161,300   ++Station Casinos, Inc.                                  2,719,518       1.3
Gambling

Chemicals           31,900   ++Cabot Microelectronics Corporation                     1,925,165       0.9

Communications     120,500   ++Entravision Communications
& Media                      Corporation (Class A)                                    1,314,655       0.6

Communications     133,100   ++Avocent Corporation                                    3,134,505       1.5
Technology          26,300   ++WebEx Communications, Inc.                               511,535       0.3
                    68,500   ++WebEx Communications, Inc.**                           1,332,325       0.6
                                                                                   ------------     -----
                                                                                      4,978,365       2.4



November 30, 2002, Mercury U.S. Small Cap Growth Fund


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                       In U.S. Dollars
                   Shares                                                                      Percent of
Industry+++         Held                     Common Stocks                            Value    Net Assets
Computer            81,800   ++CACI International Inc. (Class A)                   $  3,116,580      1.5%
Services,           88,500   ++Cognos, Inc.                                           2,154,975       1.1
Software &          16,800   ++Digital River, Inc.                                      242,592       0.1
Systems             73,800   ++F5 Networks, Inc.                                      1,033,938       0.5
                    63,700   ++Mercury Interactive Corp.                              2,128,217       1.0
                    65,300   ++National Instruments Corporation                       2,256,768       1.1
                   180,400   ++NetScreen Technologies, Inc.                           3,111,900       1.5
                    72,700   ++PEC Solutions, Inc.                                    2,695,716       1.3
                    27,100   ++SafeNet, Inc.                                            785,900       0.4
                   117,200   ++Tier Technologies, Inc. (Class B)                      1,783,784       0.9
                                                                                   ------------     -----
                                                                                     19,310,370       9.4

Computer            50,700   ++Emulex Corporation                                     1,223,898       0.6
Technology

Consumer            56,300   ++Activision, Inc.                                       1,216,080       0.6
Electronics         47,600   Harman International Industries,
                             Incorporated                                             2,970,240       1.4
                                                                                   ------------     -----
                                                                                      4,186,320       2.0

Diversified         52,700   ++The BISYS Group, Inc.                                  1,068,756       0.5
Financial          129,700   iShares Russell 2000 Growth Index
Services                     Fund                                                     5,564,130       2.7
                                                                                   ------------     -----
                                                                                      6,632,886       3.2

Diversified         50,000   Ball Corporation                                         2,474,000       1.2
Materials &         93,800   CLARCOR Inc.                                             3,086,020       1.5
Processing          93,100   ++FMC Technologies, Inc.                                 1,794,037       0.9
                                                                                   ------------     -----
                                                                                      7,354,057       3.6

Drug & Grocery      42,500   ++Whole Foods Market, Inc.                               2,250,375       1.1
Store Chains




November 30, 2002, Mercury U.S. Small Cap Growth Fund


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                       In U.S. Dollars
                   Shares                                                                      Percent of
Industry+++         Held                     Common Stocks                            Value    Net Assets
Drugs &            242,200   ++Axcan Pharma Inc.                                   $  2,656,934      1.3%
Pharmaceuticals    125,700   ++The Medicines Company                                  2,092,905       1.0
                    70,800   ++The Medicines Company**                                1,178,820       0.6
                   154,600   ++SICOR Inc.                                             2,445,772       1.2
                    34,600   ++Scios Inc.                                             1,136,264       0.5
                    67,500   ++Taro Pharmaceutical Industries Ltd.                    2,650,050       1.3
                                                                                   ------------     -----
                                                                                     12,160,745       5.9

Education           64,300   ++Career Education Corporation                           2,501,913       1.2
Services            69,400   ++Education Management Corporation                       2,681,616       1.3
                                                                                   ------------     -----
                                                                                      5,183,529       2.5

Electronics         70,500   ++FLIR Systems, Inc.                                     3,059,700       1.5

Electronics--      173,300   ++Integrated Circuit Systems, Inc.                       4,025,759       2.0
Semiconductors/
Components

Entertainment      123,300   ++Alliance Gaming Corporation                            2,133,090       1.0

Foods               32,300   ++American Italian Pasta Company
                             (Class A)                                                1,172,490       0.6
                    75,900   ++Performance Food Group Company                         2,664,090       1.3
                                                                                   ------------     -----
                                                                                      3,836,580       1.9

Health Care         63,900   ++Renal Care Group, Inc.                                 2,001,348       1.0
Facilities          58,200   ++United Surgical Partners
                             International, Inc.                                        991,728       0.5
                                                                                   ------------     -----
                                                                                      2,993,076       1.5

Health Care         59,400   ++Mid Atlantic Medical Services, Inc.                    1,841,400       0.9
Management
Services




November 30, 2002, Mercury U.S. Small Cap Growth Fund


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                       In U.S. Dollars
                   Shares                                                                      Percent of
Industry+++         Held                     Common Stocks                            Value    Net Assets
Health Care         34,000   ++Accredo Health, Incorporated                        $  1,810,500      0.9%
Services           107,800   ++Stericycle, Inc.                                       3,578,960       1.7
                                                                                   ------------     -----
                                                                                      5,389,460       2.6

Homebuilding         6,500   ++NVR, Inc.                                              2,151,500       1.1

Identification      51,400   IDEX Corporation                                         1,745,030       0.8
Control & Filter
Devices

Insurance--         41,200   ++Montpelier Re Holdings Ltd.                            1,096,744       0.5
Property &          96,300   RenaissanceRe Holdings Ltd.                              3,924,225       1.9
Casualty                                                                           ------------     -----
                                                                                      5,020,969       2.4

Investment          28,100   ++Affiliated Managers Group, Inc.                        1,531,731       0.7
Management
Companies

Machinery--         46,800   ++Actuant Corporation (Class A)                          2,021,292       1.0
Industrial/Specialty

Machinery--         61,100   ++Oceaneering International, Inc.                        1,466,400       0.7
Oil Well            89,900   ++Patterson-UTI Energy, Inc.                             2,608,898       1.3
Equipment &                                                                        ------------     -----
Services                                                                              4,075,298       2.0

Medical & Dental    93,800   ++Advanced Neuromodulation
Instruments &                Systems, Inc.                                            2,834,636       1.4
Supplies            68,000   ++CTI Molecular Imaging, Inc.                            1,754,400       0.8
                    79,900   ++Conceptus, Inc.                                        1,104,218       0.5
                    52,400   ++Henry Schein, Inc.                                     2,218,092       1.1
                   146,506   ++Integra LifeSciences Holdings                          2,574,110       1.3
                   151,300   ++Kyphon Inc.                                            1,426,759       0.7
                    44,300   ++Molecular Devices Corporation                            843,029       0.4
                   127,600   ++Therasense, Inc.                                       1,193,060       0.6
                                                                                   ------------     -----
                                                                                     13,948,304       6.8



November 30, 2002, Mercury U.S. Small Cap Growth Fund


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                       In U.S. Dollars
                   Shares                                                                      Percent of
Industry+++         Held                     Common Stocks                            Value    Net Assets
Oil--Crude         137,400   ++Denbury Resources Inc.                              $  1,419,342      0.7%
Producers           51,600   ++Evergreen Resources, Inc.                              2,208,480       1.1
                    93,700   ++Forest Oil Corporation                                 2,492,420       1.2
                                                                                   ------------     -----
                                                                                      6,120,242       3.0

Production          87,500   ++ATMI, Inc.                                             2,099,125       1.0
Technology          66,600   ++Cymer, Inc.                                            2,419,578       1.2
Equipment           71,700   ++Photon Dynamics, Inc.                                  2,524,557       1.2
                                                                                   ------------     -----
                                                                                      7,043,260       3.4

Restaurants         69,000   ++AFC Enterprises, Inc.                                  1,501,440       0.7
                    45,400   ++The Cheesecake Factory Incorporated                    1,618,510       0.8
                   114,075   ++Sonic Corp.                                            2,450,331       1.2
                                                                                   ------------     -----
                                                                                      5,570,281       2.7

Retail             146,150   Fred's, Inc.                                             3,655,212       1.8
                   139,200   ++GameStop Corporation                                   2,589,120       1.2
                   174,200   ++The Gymboree Corporation                               3,527,550       1.7
                    35,900   ++O'Reilly Automotive, Inc.                                996,584       0.5
                                                                                   ------------     -----
                                                                                     10,768,466       5.2

Savings & Loan     215,400   ++Net.Bank, Inc.                                         2,085,072       1.0
                    69,329   New York Community Bancorp, Inc.                         1,941,212       1.0
                   106,200   W Holding Company, Inc.                                  1,833,012       0.9
                                                                                   ------------     -----
                                                                                      5,859,296       2.9

Securities         179,600   ++E* TRADE Group, Inc.                                   1,020,128       0.5
Brokerage &         55,300   Jefferies Group, Inc.                                    2,460,850       1.2
Services                                                                           ------------     -----
                                                                                      3,480,978       1.7

Services--          57,766   ++ChoicePoint Inc.                                       2,170,846       1.0
Commercial          77,850   ++FTI Consulting, Inc.                                   3,192,629       1.6
                    35,700   ++Hotels.com (Class A)                                   2,600,745       1.3
                    48,900   ++Resources Connection, Inc.                               900,249       0.4
                   105,500   ++Waste Connections, Inc.                                3,936,205       1.9
                                                                                   ------------     -----
                                                                                     12,800,674       6.2



November 30, 2002, Mercury U.S. Small Cap Growth Fund


SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                       In U.S. Dollars
                   Shares                                                                      Percent of
Industry+++         Held                     Common Stocks                            Value    Net Assets
Transportation--    92,300   Tidewater Inc.                                        $  2,854,839      1.4%
Miscellaneous


Truckers            64,675   ++Heartland Express, Inc.                                1,407,328       0.7

                             Total Common Stocks
                             (Cost--$171,078,102)                                   198,948,271      96.6



                                         Short-Term Investments
Common           6,680,635   Merrill Lynch Liquidity Series, LLC                      6,680,635       3.3
Stock                        Cash Sweep Series I*

                             Total Short-Term Investments
                             (Cost--$6,680,635)                                       6,680,635       3.3


                             Total Investments
                             (Cost--$177,758,737)                                   205,628,906      99.9
                             Other Assets Less Liabilities                              220,607       0.1
                                                                                   ------------    ------
                             Net Assets                                            $205,849,513    100.0%
                                                                                   ============    ======


++Non-income producing security.
+++For Fund compliance puposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
*Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2 (a)(3) of the Investment Company Act of 1940) are as follows:

                                       Net Share       Net       Dividend
Affiliate                               Activity       Cost       Income

Merrill Lynch Liquidity Series, LLC
Cash Sweep Series I                    6,680,635    $ 6,680,635   $ 4,142


**Restricted securities as to resale. The value of the Portfolio's investments in restricted securities was $2,511,145, representing
1.2% of net assets.

                                  Acquisition
Issue                                Dates              Cost         Value

The Medicines Company         1/11/2001-11/21/2002   $  946,227   $1,178,820
WebEx Communications, Inc.    4/19/2001-10/21/2002      740,671    1,332,325
                                                     ----------   ----------
Total                                                $1,686,898   $2,511,145
                                                     ==========   ==========

See Notes to Financial Statements.



November 30, 2002, Mercury U.S. Small Cap Growth Fund


STATEMENT OF ASSETS AND
LIABILITIES

As of November 30, 2002

MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO
Assets:
Investments, at value (including securities loaned of
  $25,992,665) (identified cost--$177,758,737)                                              $ 205,628,906
Investments held as collateral for loaned securities, at value                                 26,983,551
Cash                                                                                              271,598
Receivables:
  Securities sold                                                          $   1,790,660
  Contributions                                                                  105,763
  Dividends                                                                       45,063
  Loaned securities income                                                         6,994        1,948,480
                                                                           -------------
Prepaid expenses and other assets                                                                   8,139
                                                                                            -------------
Total assets                                                                                  234,840,674
                                                                                            -------------

Liabilities:
Collateral on securities loaned, at value                                                      26,983,551
Payables:
  Securities purchased                                                         1,663,247
  Withdrawals                                                                    236,268
  Investment adviser                                                             108,095        2,007,610
                                                                           -------------    -------------
Total liabilities                                                                              28,991,161
                                                                                            -------------

Net Assets:
Net assets                                                                                  $ 205,849,513
                                                                                            =============

Net Assets Consist of:
Investors' capital                                                                          $ 177,979,344
Unrealized appreciation on investments                                                         27,870,169
                                                                                            -------------
Net assets                                                                                  $ 205,849,513
                                                                                            =============

See Notes to Financial Statements.



November 30, 2002, Mercury U.S. Small Cap Growth Fund


STATEMENT OF OPERATIONS

For the Six Months Ended November 30, 2002

MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO
Investment Income:
Dividends (net of $774 foreign withholding tax)                                             $     228,037
Interest                                                                                           83,375
Securities lending--net                                                                            29,134
                                                                                            -------------
Total income                                                                                      340,546
                                                                                            -------------

Expenses:
Investment advisory fees                                                   $     718,485
Accounting services                                                               53,835
Professional fees                                                                 28,366
Custodian fees                                                                    19,279
Trustees' fees and expenses                                                       14,335
Printing and shareholder reports                                                   1,435
Pricing fees                                                                         416
Other                                                                              3,446
                                                                           -------------
Total expenses                                                                                    839,597
                                                                                            -------------
Investment loss--net                                                                            (499,051)
                                                                                            -------------

Realized & Unrealized Loss on Investments--Net:
Realized loss on investments--net                                                            (30,909,596)
Change in unrealized appreciation on investments--net                                           (996,075)
                                                                                            -------------
Total realized and unrealized loss on investments--net                                       (31,905,671)
                                                                                            -------------
Net Decrease in Net Assets Resulting from Operations                                        $(32,404,722)
                                                                                            =============

See Notes to Financial Statements.



November 30, 2002, Mercury U.S. Small Cap Growth Fund


STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO
                                                                            For the Six        For the
                                                                            Months Ended      Year Ended
                                                                            November 30,       May 31,
Increase (Decrease) in Net Assets:                                              2002             2002
Operations:
Investment loss--net                                                       $   (499,051)    $ (1,207,050)
Realized loss on investments--net                                           (30,909,596)     (36,494,728)
Change in unrealized appreciation/depreciation on
  investments--net                                                             (996,075)       12,158,309
                                                                           -------------    -------------
Net decrease in net assets resulting from operations                        (32,404,722)     (25,543,469)
                                                                           -------------    -------------

Capital Transactions:
Proceeds from contributions                                                   15,230,566      115,734,965
Fair value of withdrawals                                                   (18,111,544)     (80,514,390)
                                                                           -------------    -------------
Net increase (decrease) in net assets derived from
  capital transactions                                                       (2,880,978)       35,220,575
                                                                           -------------    -------------

Net Assets:
Total increase (decrease) in net assets                                     (35,285,700)        9,677,106
Beginning of period                                                          241,135,213      231,458,107
                                                                           -------------    -------------
End of period                                                              $ 205,849,513    $ 241,135,213
                                                                           =============    =============

See Notes to Financial Statements.



November 30, 2002, Mercury U.S. Small Cap Growth Fund


FINANCIAL HIGHLIGHTS

MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO

The following ratios have been derived from information provided in the financial statements.


                                                                                               For the
                                                 For the Six                                    Period
                                                    Months                                     Oct. 29,
                                                    Ended             For the Year            1999++ to
                                                   Nov. 30,          Ended May 31,             May 31,
                                                     2002           2002           2001           2000
Total Investment Return:**                       (13.17%)+++        (8.80%)             --             --
                                                  ==========     ==========     ==========     ==========

Ratios to Average Net Assets:
Expenses                                               .82%*           .81%           .81%          .79%*
                                                  ==========     ==========     ==========     ==========
Investment loss--net                                 (.49%)*         (.49%)         (.36%)        (.17%)*
                                                  ==========     ==========     ==========     ==========

Supplemental Data:
Net assets, end of period (in thousands)          $  205,850     $  241,135     $  231,458     $  255,451
                                                  ==========     ==========     ==========     ==========
Portfolio turnover                                    38.93%        102.99%        136.05%         76.81%
                                                  ==========     ==========     ==========     ==========

*Annualized.
**Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
++Commencement of operations.
+++Aggregate total investment return.

See Notes to Financial Statements.



November 30, 2002, Mercury U.S. Small Cap Growth Fund



NOTES TO FINANCIAL STATEMENTS


MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO

1. Significant Accounting Policies:
Mercury Master U.S. Small Cap Growth Portfolio (the "Portfolio") is part of Mercury Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short positions in securities traded in the over-the-counter market are valued at the last available ask price prior to the time of valuation. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.



November 30, 2002, Mercury U.S. Small Cap Growth Fund



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


* Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expense, and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass through" entity, the Portfolio pays no income dividend, or capital gains distributions. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends, and capital gains at various rates. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.



November 30, 2002, Mercury U.S. Small Cap Growth Fund



NOTES TO FINANCIAL STATEMENTS (CONTINUED)


(f) Securities lending--The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Portfolio receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .70% of the average daily value of the Portfolio's net assets. FAM has entered into a Sub-Advisory Agreement with Mercury Advisors with respect to the Portfolio, pursuant to which Mercury Advisors may provide investment advisory services with respect to the Portfolio's assets. FAM has agreed to pay Mercury Advisors a fee in an amount to be determined from time to time by both parties but in no event in excess of the amount that FAM actually receives for providing services to the Trust pursuant to the Investment Advisory Agreement.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. As of November 30, 2002, the Portfolio lent securities with a value of $1,149,250 to MLPF&S. Pursuant to that order, the Portfolio also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by FAM or its affiliates. As of November 30, 2002, cash collateral of $12,147,301 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $14,836,250 was invested in the Merrill Lynch Premier Institutional Fund. For the six months ended November 30, 2002, QA Advisors received $13,505 in securities lending agent fees.



November 30, 2002, Mercury U.S. Small Cap Growth Fund



NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)


For the six months ended November 30, 2002, the Portfolio reimbursed FAM $2,768 for certain accounting services.

In addition, MLPF&S received $20,654 in commissions on the execution of portfolio security transactions for the Portfolio for the six months ended November 30, 2002.

Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Funds, Inc., Mercury Advisors, FAM, PSI, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2002 were $78,917,167 and $82,626,624, respectively.


Net realized losses for the six months ended November 30, 2002 and net unrealized gains as of November 30, 2002 were as follows:


                                       Realized        Unrealized
                                        Losses           Gains

Long-term investments             $ (30,909,596)     $   27,870,169
                                  --------------     --------------
Total investments                 $ (30,909,596)     $   27,870,169
                                  ==============     ==============


As of November 30, 2002, net unrealized appreciation for Federal income tax purposes aggregated $26,662,581, of which $36,418,706 related to appreciated securities and $9,756,125 related to depreciated securities. At November 30, 2002, the aggregate cost of investments for Federal income tax purposes was $178,966,325.


4. Short-Term Borrowings:
The Portfolio, along with certain other funds managed by FAM and its affiliates, is a party to a credit agreement with Bank One, N.A. and certain other lenders. Effective November 29, 2002, in conjunction with the renewal for one year at the same terms, the total commitment was reduced from $1,000,000,000 to $500,000,000. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Portfolio did not borrow under the credit agreement during the six months ended November 30, 2002.



November 30, 2002, Mercury U.S. Small Cap Growth Fund



OFFICERS AND DIRECTORS


Terry K. Glenn, President and Director
David O. Beim, Director
James T. Flynn, Director
Todd Goodwin, Director
George W. Holbrook, Jr., Director
W. Carl Kester, Director
Karen P. Robards, Director
Ronald J. Zibelli Jr., Vice President and
   Portfolio Manager
Donald C. Burke, Vice President and
   Treasurer
Susan B. Baker, Secretary



Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
888-763-2260



November 30, 2002, Mercury U.S. Small Cap Growth Fund